Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2016
Commitments And Contingencies Disclosure [Abstract]
Future Rental Payments under Noncancelable Operating Lease

As of December 31, 2016, the future rental payments required by the Company for its facility under its noncancelable operating lease were as follows (in thousands):

Year Ending December 31,
2017	$260
Thereafter	—
Total	$260